Trade and Other Receivables - Summary of Aging of Accounts Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of provision matrix [line items]
Less provision for expected credit losses	$ (46,324)	$ (42,001)	$ (12,430)
Trade receivables, net of expected credit losses	118,665	215,673
Passenger Transport Services [member]
Disclosure of provision matrix [line items]
Less provision for expected credit losses	(11,344)	(7,021)
Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	130,009	222,694
Past due 1-30 days [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	535	24,259
Past due 31-90 days [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	13,168	16,896
Past Due 91 Days [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	39,412	51,807
Financial Assets Neither Past Due nor Impaired [member] | Gross Carrying Amount [member]
Disclosure of provision matrix [line items]
Total trade	$ 76,894	$ 129,732